FINANCIAL INSTRUMENTS - Net investment hedge (Details) R$ in Thousands, $ in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Net investment hedge
Gain (loss) on net investment hedge, recognized in OCI		R$ (2,504,914)	R$ (322,948)	R$ (1,491,534)
Ten/Thirty Years Bonds
Net investment hedge
Gain (loss) on net investment hedge, recognized in income			R$ (322,948,000)
Ten/Thirty Years Bonds | Hedges of net investment in foreign operations
Net investment hedge
Gain (loss) on net investment hedge, recognized in OCI | $	$ 2.1
Gain (loss) on net investment hedge, recognized in income		R$ (2,504,914,000)